Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.93980%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,706,145.61

Principal:
Principal Collections	$29,955,601.31
Prepayments in Full	$17,641,511.09
Liquidation Proceeds	$494,679.03
Recoveries	$15,064.23
Sub Total	$48,106,855.66
Collections	$53,813,001.27

Purchase Amounts:
Purchase Amounts Related to Principal	$89,083.52
Purchase Amounts Related to Interest	$435.61
Sub Total	$89,519.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,902,520.40

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,902,520.40
Servicing Fee	$1,083,355.28	$1,083,355.28	$0.00	$0.00	$52,819,165.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$52,819,165.12
Interest - Class A-2a Notes	$992,178.76	$992,178.76	$0.00	$0.00	$51,826,986.36
Interest - Class A-2b Notes	$673,920.32	$673,920.32	$0.00	$0.00	$51,153,066.04
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$49,385,746.04
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$49,073,696.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,073,696.04
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$48,906,322.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,906,322.04
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$48,906,322.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,906,322.04
Regular Principal Payment	$56,304,864.10	$48,906,322.04	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,902,520.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,906,322.04
Total					$48,906,322.04

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,304,119.95	$90.17	$992,178.76	$3.05	$30,296,298.71	$93.22
Class A-2b Notes	$19,602,202.09	$90.17	$673,920.32	$3.10	$20,276,122.41	$93.27
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$48,906,322.04	$30.97	$3,912,843.08	$2.48	$52,819,165.12	$33.45

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$306,859,410.04	0.9441828	$277,555,290.09	0.8540163
Class A-2b Notes	$205,265,340.75	0.9441828	$185,663,138.66	0.8540163
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,228,264,750.79	0.7779046	$1,179,358,428.75	0.7469305

Pool Information
Weighted Average APR	5.291%	5.300%
Weighted Average Remaining Term	50.15	49.39
Number of Receivables Outstanding	37,999	37,083
Pool Balance	$1,300,026,335.79	$1,251,409,234.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,250,003,063.75	$1,203,538,858.56
Pool Factor	0.7899337	0.7603926

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$47,870,375.56
Targeted Overcollateralization Amount	$79,449,347.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,050,805.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$436,226.72
(Recoveries)		6	$15,064.23
Net Loss for Current Collection Period			$421,162.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3888%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1701%
Second Prior Collection Period			0.2830%
Prior Collection Period			0.5037%
Current Collection Period			0.3962%
Four Month Average (Current and Prior Three Collection Periods)			0.3382%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		489	$1,737,092.02
(Cumulative Recoveries)			$36,675.76
Cumulative Net Loss for All Collection Periods			$1,700,416.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1033%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,552.34
Average Net Loss for Receivables that have experienced a Realized Loss			$3,477.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	193	$7,922,990.50
61-90 Days Delinquent	0.09%	30	$1,081,112.40
91-120 Days Delinquent	0.01%	3	$119,232.22
Over 120 Days Delinquent	0.01%	2	$79,887.21
Total Delinquent Receivables	0.74%	228	$9,203,222.33

Repossession Inventory:
Repossessed in the Current Collection Period		20	$1,096,966.57
Total Repossessed Inventory		35	$1,910,348.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0977%
Prior Collection Period			0.0947%
Current Collection Period			0.0944%
Three Month Average			0.0956%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1023%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$3,316,408.02
2 Months Extended	115	$5,467,811.43
3+ Months Extended	20	$935,119.06

Total Receivables Extended	206	$9,719,338.51
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer